Note 7 - Goodwill and Intangible Assets (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Amortization of Intangible Assets, Total	$ 700,000	$ 4,871,000	$ 1,900,000	$ 7,903,732	$ 7,815,141	$ 5,673,548